Semi-Annual Report

Republic Family
of Funds

April 30, 2000

   Republic Money Market Fund

   Republic U.S. Government
   Money Market Fund

   Republic New York Tax-Free
   Money Market Fund



           [HSBC LOGO]
YOUR WORLD OF FINANCIAL SERVICES

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------


Republic Funds
Semi-annual Report-April 30, 2000


President's Message.................................................   1

Commentary From the Investment Manager..............................   2

Portfolio Reviews...................................................   3

Republic Money Market Fund..........................................   7

Republic U.S. Government Money Market Fund..........................  15

Republic New York Tax-Free Money Market Fund........................  23

Notes to Financial Statements.......................................  31


-------------------------------------------------------------------------------
President's Message
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present you with the semi-annual reports for the Republic Family of Funds for the six months ended April 30, 2000. The report contains the following features:

     Commentary From the Investment Manager

     Portfolio Reviews--investment strategy, performance overview and outlook for the coming months

     Schedules of Portfolio Investments--listing of the security holdings in each fund

     Statements of Assets and Liabilities--summary of the assets and liabilities of each fund

     Statements of Operations--summary of operations and its effect on the assets of each fund

     Statements of Changes in Net Assets--summary of changes in net assets during the period

     Financial Highlights--per share summary of activity affecting net asset value per share

     Notes to Financial Statements


Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

Sincerely,
WALTER B. GRIMM

Walter B. Grimm
President
June 2000

-------------------------------------------------------------------------------
Commentary From the Investment Manager
-------------------------------------------------------------------------------

HSBC Bank USA


U.S. Economic Review

The U.S. economy during the six-month period ended April 30, 2000, remained strong, driven by increases in worker productivity and strong consumer spending. In fact, the economy's 109-month expansion through April marks the longest period of economic growth in our country's history. The Gross Domestic Product
(GDP)(1) during the second half of 1999 grew an annualized 6.5%, well above the Federal Reserve Board's (the "Fed's") targeted growth rate of 3.0% to 3.5%. The Fed worried that such strong growth, rising energy prices and a tight labor market could lead to a spike in inflation. Those concerns seemed justified: the Consumer Price Index(2) rose 0.4% in March, excluding the volatile food and energy sectors. That was the index's highest monthly increase in five years.
The Fed raised the federal funds rate three times during the period in an attempt to forestall inflation, for a total increase of three-quarters of a percentage point.


-------------------------------------------------------------------------------
(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

(2) The Consumer Price Index is a measure of the average change in prices over time in a fixed market basket. Investors cannot invest directly in an index, although they can invest in the underlying securities.

-------------------------------------------------------------------------------
Portfolio Reviews
-------------------------------------------------------------------------------

Republic Money Market Fund'D' (Class A (Investor) Shares, D (Private Investor)
                              Shares and Y (Adviser) Shares)

by Peter J. Loftus
Portfolio Manager

The Republic Money Market Fund (the "Fund") returned 2.57% for Class A (Investor) Shares, 2.65% for Class D (Private Investor) Shares and 2.77% for Class Y (Adviser) Shares during the six months through April 30, 2000. That compared to a 2.54% return for the Fund's benchmark, the Lipper Money Market Funds Average.(1) The Fund's annualized 7-day yield through April 30, 2000, was 5.33% for Class A (Investor) Shares, 5.48% for Class D (Private Investor) Shares and 5.73% for Class Y (Adviser) Shares.(2)

Continued strong economic growth, low inflation and rising interest rates characterized the period. The Fund entered the recent period with an average maturity of 44 days, shorter than the average maturity of its peer group. We took that defensive position as it became clear that the U.S. economy was continuing to grow at a rapid pace, and that the Fed would likely continue to raise short-term interest rates in an effort to relieve inflationary pressures.

That approach benefited the Fund, as the Fed did raise rates three times during the period. We reduced the Fund's average maturity further as the period progressed, partly in order to generate enough liquidity to deal with Y2K concerns at the end of 1999. The Fund's average maturity finished the period at 15 days. Commercial paper (71.8% of net assets) made up most of the Fund's holdings, followed by repurchase agreements and floating rate notes. We favored issues with extremely high credit quality. The minimal extra yield paid by lower-rated issues such as asset-backed commercial paper was not enough to justify these securities' additional credit risk.*

Going forward, we expect strong economic growth and low inflation to continue. In our opinion, the Fed will probably increase rates at least a few more times this year to cool the economy and head off a rise in inflation. The Fund, with its relatively short average maturity, is well positioned for such a rising-rate environment. We will extend the Fund's average maturity to about 30 to 40 days as rates rise. We will maintain the Fund's high-quality approach to best serve shareholders' interests.


-------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper Money Market Funds Average is an average of managed funds that invest in high-quality financial instruments rated in the top two grades, with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.

-------------------------------------------------------------------------------
Portfolio Reviews
-------------------------------------------------------------------------------

Republic U.S. Government Money Market Fund'D' (Class A (Investor) Shares,
                                              B Shares, D (Private Investor)
                                              Shares and Y (Adviser) Shares)
by Shula Daniels
Portfolio Manager

The Republic U.S. Government Money Market Fund (the "Fund"), during the six months through April 30, 2000, returned 2.43% for Class A (Investor) Shares, 2.16% for Class B Shares, 2.50% for the Class D (Private Investor) Shares and 2.63% for Class Y (Adviser) Shares. Those returns compared to a 2.52% return for the Lipper U.S. Government Money Market Funds Average.(1) The Fund's annualized 7-day yield on April 30, 2000 was 5.06% for Class A (Investor) Shares, 4.47% for Class B Shares, 5.21% for Class D (Private Investor) Shares and 5.46% for the Class Y (Adviser) Shares.(2)

The Fed raised the federal funds rate three times during the period to slow the economy and forestall inflation. Those rate hikes hurt the performance of short-term fixed-income securities, pushing yields up and prices down.

We kept the Fund's average maturity relatively short, at 55 to 65 days. We believe that strategy provided the Fund with good liquidity, which benefited the Fund in the rising interest rate environment. Toward the end of the period, we anticipated that the Fed's future rate hikes had already been priced into the market; we therefore began extending maturities to lock in the higher yields offered on longer securities.

Going forward, we expect the Fed to raise interest rates to slow the economy further. We believe that the market already has compensated for those rate hikes, therefore, we will extend the Fund's average maturity to roughly 80 days. We feel that approach should allow the Fund to take advantage of higher yields among longer issues. We will continue to invest the majority of the Fund's assets in Treasury notes and Treasury bills. As of April 30, 2000, the Fund held 64.3% of its net assets in Treasury bills and Treasury notes, and the remainder in agency bonds and repurchase agreements.*

-------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper U.S. Government Money Market Funds Average is an average of managed funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.

-------------------------------------------------------------------------------
Portfolio Reviews
-------------------------------------------------------------------------------

Republic New York Tax-Free Money Market Fund'D' (Class A (Investor) Shares,
                                                D (Private Investor)
                                                Shares and Y (Adviser) Shares)

by Peter J. Loftus
Portfolio Manager

The Republic New York Tax-Free Money Market Fund (the "Fund") posted total returns of 1.45% for Class A (Investor) Shares, 1.53% for Class D (Private Investor) Shares and 1.65% for the Class Y (Adviser) Shares during the six months ended April 30, 2000. That compares to a total return of 1.52% for the Fund's benchmark, the Lipper N.Y. Tax-Exempt Money Market Funds Average.(1) The Fund's annualized 7-day yield on April 30, 2000, was 3.86% for Class A (Investor) Shares, 4.01% for Class D (Private Investor) Shares and 4.26% for Class Y (Adviser) Shares.(2)

Conditions in the short-term tax-exempt market were, as always, driven primarily by supply and demand factors. The number of new issues declined, in part because most New York municipalities had stockpiled cash during the period and did not need to raise significant amounts of money by issuing new securities.

A low supply of new issues typically puts downward pressure on yields. However, short-term interest rates rose during the period due to concerns over inflation that led to three interest rate hikes by the Fed. Yields on tax-exempt issues did not rise as much as rates on taxable securities, however.

We reduced the Fund's average maturity during the period, from 37 days on November 1, 1999, to 18 days on April 30, 2000. That was shorter than the average maturity of the Fund's typical peer. Our plan was to take a relatively short position while it appeared that the Fed would continue to increase short-term rates. The Fund held 61.2% of its net assets in weekly and daily floating rate notes, with the remainder in tax-exempt commercial paper and cash equivalents.*

Going forward, we anticipate continued strong economic growth and more rate hikes by the Fed. We feel the Fund's relatively short average maturity positions it to take advantage of the rising rate environment investors are likely to encounter in the coming months. As rates rise, we will extend the Fund's average maturity to help capture additional yield for shareholders.

-------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper N.Y. Tax-Exempt Money Market Funds Average is an average of managed funds that invest in municipal obligations of New York with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

* Portfolio composition is subject to change.

                       This Page Intentionally Left Blank

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC MONEY MARKET FUND                            APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
 COMMERCIAL PAPER  - 71.8%

                          SECURITY                                   MATURITY    PRINCIPAL     AMORTIZED
                        DESCRIPTION                           RATE     DATE       AMOUNT          COST
------------------------------------------------------------  ----   --------   -----------   ------------
AUTOMOTIVE  - 2.7%
Daimler Chrysler North America..............................  5.90%    5/9/00   $ 8,000,000   $  7,989,511
Daimler Chrysler North America..............................  5.97    5/15/00    10,000,000      9,976,783
                                                                                              ------------
                                                                                                17,966,294
                                                                                              ------------
BANKING  - 1.5%
Citicorp....................................................  6.01    5/16/00    10,000,000      9,974,958
                                                                                              ------------

BEVERAGES  - 1.8%
Coca Cola...................................................  5.98    5/25/00    12,000,000     11,952,160
                                                                                              ------------

CHEMICALS  - 3.0%
E.I. Dupont.................................................  5.95    5/10/00     5,000,000      4,992,563
E.I. Dupont.................................................  6.00    5/30/00    10,000,000      9,951,666
West Baton Rouge, Louisiana (Guaranteed by Dow Chemical)....  6.15     6/5/00     5,000,000      5,000,000
                                                                                              ------------
                                                                                                19,944,229
                                                                                              ------------
DRUGS  - 1.5%
Abbott Labs.................................................  5.99     5/9/00    10,000,000      9,986,689
                                                                                              ------------

EDUCATION  - 5.4%
Board of Trustees for Columbia University...................  6.03     6/9/00     2,490,000      2,473,734
Board of Trustees for Leland-Stanford.......................  5.90    5/12/00     8,500,000      8,484,676
Tennessee State School Board................................  6.07     5/1/00     2,300,000      2,300,000
Tennessee State School Board................................  6.10     5/1/00     1,400,000      1,400,000
Yale University.............................................  5.92    5/11/00     1,725,000      1,722,163
Yale University.............................................  6.04    5/16/00     5,000,000      4,987,417
Yale University.............................................  6.04    5/17/00     5,000,000      4,986,578
Yale University.............................................  6.04    5/19/00     5,000,000      4,984,900
Yale University.............................................  6.00    5/22/00     5,000,000      4,982,500
                                                                                              ------------
                                                                                                36,321,968
                                                                                              ------------
FINANCE  - 17.9%
American Express Credit Corp................................  6.02     5/8/00    10,000,000      9,988,295
American Express Credit Corp................................  6.03    5/25/00    10,000,000      9,959,800
Associates First Capital....................................  6.03    5/22/00    10,000,000      9,964,825
Associates First Capital....................................  6.01    5/26/00    10,000,000      9,958,264
Ford Motor Credit Corp......................................  6.00    5/10/00    10,000,000      9,985,000
Ford Motor Credit Corp......................................  6.02    5/26/00    12,000,000     11,949,833
General Electric Capital Corp...............................  6.02     5/4/00    10,000,000      9,994,983
General Electric Capital Corp...............................  6.05    5/15/00    10,000,000      9,976,472
General Motors Acceptance Corp..............................  6.04     5/4/00    10,000,000      9,994,967
IBM Credit Corp.............................................  5.83    5/25/00    13,000,000     12,949,510
Nestle Capital Corp.........................................  5.96    5/18/00    15,000,000     14,957,783
                                                                                              ------------
                                                                                               119,679,732
                                                                                              ------------
FOOD  - 2.8%
Hershey Foods...............................................  6.00    5/12/00    11,000,000     10,979,833
Kellogg Co..................................................  5.98    5/11/00     7,400,000      7,387,708
                                                                                              ------------
                                                                                                18,367,541
                                                                                              ------------
HEALTH CARE  - 5.3%
Baptist Hospital............................................  6.04     5/2/00     5,785,000      5,784,029
Baptist Hospital............................................  6.04    5/15/00     7,000,000      6,983,558
New York Hospital...........................................  5.95     5/8/00     4,000,000      3,995,372
Society of the New York Hospital............................  6.04    5/10/00     7,800,000      7,788,222
Society of the New York Hospital............................  6.01    5/16/00     4,069,000      4,058,811
Temple Physicians...........................................  6.04     6/7/00     7,000,000      6,956,546
                                                                                              ------------
                                                                                                35,566,538
                                                                                              ------------
MEDIA  - 1.8%
Gannet & Co.................................................  6.00    5/31/00    12,000,000     11,940,000
                                                                                              ------------

                                   Continued

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC MONEY MARKET FUND                            APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
 COMMERCIAL PAPER, CONTINUED

                          SECURITY                                   MATURITY    PRINCIPAL     AMORTIZED
                        DESCRIPTION                           RATE     DATE       AMOUNT          COST
------------------------------------------------------------  ----   --------   -----------   ------------
MEDICAL EQUIPMENT & SUPPLIES  - 3.7%
Becton Dickinson............................................  6.02%    5/1/00   $13,500,000   $ 13,500,000
Becton Dickinson............................................  6.02    5/26/00    11,000,000     10,954,014
                                                                                              ------------
                                                                                                24,454,014
                                                                                              ------------
MUNICIPALITIES  - 3.2%
Broward County, Florida Sales Tax Revenue Taxable Notes.....  6.20    6/13/00     6,700,000      6,700,001
New York City Transitional Financial Authority Revenue......  6.25    6/30/00     5,000,000      5,000,558
New York City Water Finance Authority.......................  5.50    6/15/00     3,135,000      3,135,288
Tennessee State General Obligation..........................  6.13     6/5/00     6,200,000      6,200,000
                                                                                              ------------
                                                                                                21,035,847
                                                                                              ------------
OIL & GAS TRANSMISSION  - 3.0%
California Pollution Control................................  6.05     5/2/00     8,250,000      8,250,000
Chevron USA.................................................  6.02     5/5/00     8,000,000      7,994,649
Whiting, Indiana Pollution Control..........................  6.02    5/22/00     4,000,000      4,000,000
                                                                                              ------------
                                                                                                20,244,649
                                                                                              ------------
PHARMACEUTICALS  - 3.7%
Merck Co....................................................  5.97     5/9/00    15,000,000     14,980,100
Monsanto....................................................  6.05     6/8/00    10,000,000      9,936,139
                                                                                              ------------
                                                                                                24,916,239
                                                                                              ------------
TECHNOLOGY  - 1.5%
Motorola, Inc...............................................  6.01     5/3/00    10,000,000      9,996,661
                                                                                              ------------

TELECOMMUNICATIONS  - 2.9%
BellSouth Telecommunications................................  6.00    5/11/00    10,000,000      9,983,334
BellSouth Telecommunications................................  5.99    5/23/00     9,425,000      9,390,499
                                                                                              ------------
                                                                                                19,373,833
                                                                                              ------------
TRANSPORTATION & SHIPPING  - 1.5%
United Parcel Service.......................................  5.97     5/1/00    10,000,000     10,000,000
                                                                                              ------------

UTILITIES  - 5.5%
City of Austin, Texas.......................................  6.05     6/6/00     5,063,000      5,032,369
Nebraska Public Power Authority.............................  6.03     5/5/00     7,586,000      7,586,000
New York State Power Authority..............................  6.04     6/6/00     3,800,000      3,777,048
South Carolina Public Service Authority.....................  6.05    5/19/00     5,930,000      5,912,062
Trinity River Authority For Texas...........................  6.07     5/2/00     7,075,000      7,075,000
Trinity River Authority For Texas...........................  6.10    5/18/00     7,000,000      7,000,000
                                                                                              ------------
                                                                                                36,382,479
                                                                                              ------------
WASTE DISPOSAL  - 3.1%
Gulf Coast Waste Disposal of Texas..........................  6.00     5/1/00     5,000,000      5,000,000
Gulf Coast Waste Disposal of Texas..........................  6.14    6/12/00     5,480,000      5,480,000
Gulf Coast Waste Disposal of Texas..........................  6.10    6/14/00    10,000,000     10,000,000
                                                                                              ------------
                                                                                                20,480,000
                                                                                              ------------
TOTAL COMMERCIAL PAPER (Amortized Cost $478,583,831).......................................    478,583,831
                                                                                              ------------

----------------------------------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*  - 14.5%
FINANCE  - 8.2%
Bell County Texas Health Facilities Revenue (MBIA
 Insured)...................................................  6.16     5/3/00     9,000,000      9,000,000
California Housing Authority Series 2000 (LOC Commerzbank
 AG)........................................................  6.05     5/3/00    15,000,000     15,000,000
California Housing Financial Agency Revenue (AMBAC
 Insured)...................................................  6.15     5/3/00     5,000,000      5,000,000
California Housing Financial Agency Revenue (FSA Insured)...  5.20     5/3/00    10,000,000     10,000,000
Illinois Health Facilities Revenue for Loyola University
 Health System (MBIA Insured)...............................  6.05     5/3/00     5,685,000      5,685,000
New York State Housing Financial Authority (LOC Commerzbank
 A.G.)......................................................  6.06     5/3/00     4,400,000      4,400,000
Rhode Island Student Loan Authority (AMBAC Insured).........  6.15     5/4/00     5,000,000      5,000,000
                                                                                              ------------
                                                                                                54,085,000
                                                                                              ------------

                                   Continued

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC MONEY MARKET FUND                            APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES, CONTINUED

                          SECURITY                                   MATURITY    PRINCIPAL     AMORTIZED
                        DESCRIPTION                           RATE     DATE       AMOUNT          COST
------------------------------------------------------------  ----   --------   -----------   ------------
GENERAL OBLIGATIONS  - 2.6%
Greensboro, North Carolina..................................  6.15%    5/3/00   $ 1,100,000   $  1,100,000
Greensboro, North Carolina..................................  6.15     5/3/00     2,650,000      2,650,000
Texas State, Taxable Series B...............................  6.25     5/3/00    13,700,000     13,700,000
                                                                                              ------------
                                                                                                17,450,000
                                                                                              ------------
HOUSING  - 2.7%
New York City Housing Development...........................  6.15     5/3/00     3,620,000      3,620,000
New York City Housing Development...........................  6.15     5/3/00     6,300,000      6,300,000
New York City Housing Development...........................  6.15     5/3/00       415,000        415,000
New York City Housing Development...........................  6.15     5/3/00     1,225,000      1,225,000
New York City Housing Development, (LOC Bayerische Hypo-Und
 Verein)....................................................  6.15     5/3/00     4,000,000      4,000,000
Texas State Taxable Veterans Housing Assistance Series A2...  6.25     5/3/00     2,500,000      2,500,000
                                                                                              ------------
                                                                                                18,060,000
                                                                                              ------------
SPECIAL PURPOSE  - 1.0%
Cleveland, Ohio Airport Systems, Series E (LOC Toronto
 Dominion Bank).............................................  6.15     5/3/00     6,745,000      6,745,000
                                                                                              ------------
TOTAL VARIABLE RATE DEMAND NOTES* (Amortized Cost $96,340,000).............................     96,340,000
                                                                                              ------------

-----------------------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 4.8%
FEDERAL HOME LOAN BANK  - 2.6%
Federal Home Loan Bank......................................  5.15    5/17/00     5,000,000      5,000,000
Federal Home Loan Bank......................................  5.63     6/2/00     2,000,000      2,000,089
Federal Home Loan Bank......................................  6.18     6/9/00     5,000,000      5,000,000
Federal Home Loan Bank......................................  7.00    5/18/01     5,000,000      5,000,000
                                                                                              ------------
                                                                                                17,000,089
                                                                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 2.2%
Federal National Mortgage Association.......................  5.00     5/4/00     5,000,000      4,999,965
Federal National Mortgage Association.......................  5.12    5/12/00     5,000,000      5,000,000
Federal National Mortgage Association.......................  5.62     8/9/00     5,000,000      4,998,107
                                                                                              ------------
                                                                                                14,998,072
                                                                                              ------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS (Amortized Cost $31,998,161)...........................................     31,998,161
                                                                                              ------------

----------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 9.9%

                                                                                                  COST
                                                                                              ------------
Goldman, Sachs, & Co., 5.90%, due 5/1/00, with a maturity
 value of $25,012,292 (collateralized with $26,000,000
 British Communications PLC 5.58% due 7/10/00, market value
 $25,713,965)..................................................................  25,000,000     25,000,000
Lehman Brothers, 5.73%, due 5/1/00, with a maturity value of
 $21,118,079 (collateralized with $9,140,000 FNMA 6.37%, due
 6/22/00, and $14,505,000 FHLMC 5.13%, due 10/15/08, total
 market value $21,534,429).....................................................  21,108,000     21,108,000
Morgan Stanley Dean Witter, 5.70%, due 5/1/00, with a
 maturity value of $20,009,500 (collateralized with
 $21,550,000 FNMA 7.00%, due 11/27/12, market value
 $20,647,833)..................................................................  20,000,000     20,000,000
                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS (Cost $66,108,000).................................                 66,108,000
                                                                                              ------------
TOTAL INVESTMENTS (Cost $673,029,992)(a)  - 101.0%.............................                673,029,992
LIABILITIES IN EXCESS OF OTHER ASSETS  - (1.0)%................................                 (6,362,356)
                                                                                              ------------
NET ASSETS  - 100.0%...........................................................               $666,667,636
                                                                                              ------------
                                                                                              ------------

---------

(a) Cost for federal income tax and financial reporting purposes is the same.

AMBAC -- American Municipal Bond Assurance Corporation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association
PLC   -- Public Limited Company

* Variable rate investments. The rate presented represents the rate in effect at April 30, 2000. The maturity date presented reflects the next rate change date.
                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC MONEY MARKET FUND

-------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
 $673,029,992).....................               $673,029,992
Cash...............................                        598
Interest receivable................                  1,964,629
Receivable for capital shares
 issued............................                        800
Prepaid expenses...................                     90,830
                                                  ------------
   TOTAL ASSETS....................                675,086,849
LIABILITIES:
Dividends payable..................  $3,050,200
Payable for investments
 purchased.........................   5,000,000
Accrued expenses and other
 liabilities:
 Investment management.............     112,159
 Administration....................      46,006
 Shareholder servicing.............     172,993
 Other liabilities.................      37,855
                                     ----------
   TOTAL LIABILITIES...............                  8,419,213
                                                  ------------
NET ASSETS.........................               $666,667,636
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital............................               $666,667,483
Accumulated net realized gains from
 investment transactions...........                        153
                                                  ------------
NET ASSETS.........................               $666,667,636
                                                  ------------
                                                  ------------
CLASS A (INVESTOR) SHARES
 Net Assets........................               $444,917,346
 Shares Outstanding................                444,917,232
 Net Asset Value, Offering Price
   and Redemption Price per share..                      $1.00
                                                         -----
                                                         -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets........................               $119,822,236
 Shares Outstanding................                119,822,236
 Net Asset Value, Offering Price
   and Redemption Price per share..                      $1.00
                                                         -----
                                                         -----
CLASS Y (ADVISER) SHARES
 Net Assets........................               $101,928,054
 Shares Outstanding................                101,928,015
 Net Asset Value, Offering Price
   and Redemption Price per share..                      $1.00
                                                         -----
                                                         -----

--------------------------------------------------------------
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income.......................             $15,142,223
                                                   -----------
   TOTAL INVESTMENT INCOME............              15,142,223

EXPENSES:
Investment management.................  $513,865
Administration........................   210,872
Shareholder servicing:
 Class A (Investor) Shares............   694,761
 Class D (Private Investor) Shares....   101,561
Accounting............................    20,986
Custodian.............................    45,758
Transfer agent........................    21,624
Other expenses........................    91,965
                                        --------
   Total expenses before voluntary fee
    reductions........................               1,701,392
   Voluntary fee reductions...........                    (434)
                                                   -----------
   NET EXPENSES.......................               1,700,958
                                                   -----------
NET INVESTMENT INCOME.................              13,441,265
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................             $13,441,265
                                                   -----------
                                                   -----------

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC MONEY MARKET FUND

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE PERIOD
                                                               APRIL 30,            ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
Operations:
 Net investment income......................................  $13,441,265        $ 12,231,036
 Net realized gains from investment transactions............           --                 153
                                                              ------------       ------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............   13,441,265          12,231,189
                                                              ------------       ------------
DIVIDENDS:
 From net investment income:
   Class A (Investor) Shares (a)............................   (8,926,640)         (6,090,783)
   Class D (Private Investor) Shares (b)....................   (2,155,607)         (1,308,867)
   Class Y (Adviser) Shares (c).............................   (2,359,018)         (4,831,386)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............  (13,441,265)        (12,231,036)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........  319,349,551         347,317,932
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................  319,349,551         347,318,085
NET ASSETS:
 Beginning of period........................................  347,318,085                  --
                                                              ------------       ------------
 End of period..............................................  $666,667,636       $347,318,085
                                                              ------------       ------------
                                                              ------------       ------------

---------

 (a) The Fund commenced offering Class A (Investor) Shares on November 13, 1998.

 (b) The Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.

 (c) The Fund commenced offering Class Y (Adviser) Shares on November 12, 1998.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  - CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED       FOR THE PERIOD
                                                               APRIL 30,        NOVEMBER 13, 1998
                                                                  2000           TO OCTOBER 31,
                                                              (UNAUDITED)            1999(a)
                                                              ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00            $   1.00
                                                                --------            --------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.025               0.043
 Net realized gains from investment transactions............          --               0.000*
                                                                --------            --------
 Total from investment activities...........................       0.025               0.043
                                                                --------            --------
DIVIDENDS:
 Net investment income......................................      (0.025)             (0.043)
                                                                --------            --------
 Total dividends............................................      (0.025)             (0.043)
                                                                --------            --------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00            $   1.00
                                                                --------            --------
                                                                --------            --------
TOTAL RETURN................................................        2.57%(b)            4.42%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $444,917            $226,783
Ratio of expenses to average net assets.....................        0.75%(c)            0.67%(c)
Ratio of net investment income to average net assets........        5.14%(c)            4.44%(c)
Ratio of expenses to average net assets (d).................        0.75%(c)            0.75%(c)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  - CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED   FOR THE PERIOD
                                                               APRIL 30,     APRIL 1, 1999
                                                                  2000       TO OCTOBER 31,
                                                              (UNAUDITED)       1999(a)
                                                              ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00        $  1.00
                                                                --------        -------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.026          0.027
 Net realized gains from investment transactions............          --          0.000*
                                                                --------        -------
 Total from investment activities...........................       0.026          0.027
                                                                --------        -------
DIVIDENDS:
 Net investment income......................................      (0.026)        (0.027)
                                                                --------        -------
 Total dividends............................................      (0.026)        (0.027)
                                                                --------        -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00        $  1.00
                                                                --------        -------
                                                                --------        -------
TOTAL RETURN................................................        2.65%(b)       2.69%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $119,822        $46,863
Ratio of expenses to average net assets.....................        0.60%(c)       0.59%(c)
Ratio of net investment income to average net assets........        5.31%(c)       4.56%(c)
Ratio of expenses to average net assets (d).................        0.60%(c)       0.62%(c)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS  - CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED    FOR THE PERIOD
                                                               APRIL 30,     NOVEMBER 12, 1998
                                                                  2000        TO OCTOBER 31,
                                                              (UNAUDITED)         1999(a)
                                                              ------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $  1.00
                                                                --------          -------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.027            0.047
 Net realized gains from investment transactions............          --            0.000*
                                                                --------          -------
 Total from investment activities...........................       0.027            0.047
                                                                --------          -------
DIVIDENDS:
 Net investment income......................................      (0.027)          (0.047)
                                                                --------          -------
 Total dividends............................................      (0.027)          (0.047)
                                                                --------          -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $  1.00
                                                                --------          -------
                                                                --------          -------
TOTAL RETURN................................................        2.77%(b)         4.76%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $101,928          $73,672
Ratio of expenses to average net assets.....................        0.36%(c)         0.31%(c)
Ratio of net investment income to average net assets........        5.54%(c)         4.77%(c)
Ratio of expenses to average net assets (d).................        0.36%(c)         0.40%(c)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND            APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 21.1%

                                                                     MATURITY    PRINCIPAL
                                                              RATE     DATE       AMOUNT      AMORTIZED COST
                                                              ----   --------   -----------   --------------
FEDERAL HOME LOAN BANK  - 10.5%
Federal Home Loan Bank......................................  5.80%    5/2/00   $13,000,000   $   12,997,906
Federal Home Loan Bank......................................  5.87    5/17/00    20,000,000       19,947,778
Federal Home Loan Bank......................................  5.26    5/26/00    10,000,000        9,999,868
Federal Home Loan Bank......................................  5.83     6/2/00    20,000,000       19,896,356
Federal Home Loan Bank......................................  5.93     6/7/00    30,000,000       29,817,004
Federal Home Loan Bank......................................  5.96    6/21/00    25,000,000       24,788,917
Federal Home Loan Bank*.....................................  6.19     5/3/00    30,000,000       29,997,310
Federal Home Loan Bank*.....................................  6.19     5/3/00    15,000,000       14,999,840
                                                                                              --------------
                                                                                                 162,444,979
                                                                                              --------------
FINANCE  - 10.3%
Student Loan Marketing Assn.*...............................  6.31     5/2/00    10,000,000        9,999,762
Student Loan Marketing Assn.*...............................  6.48     5/2/00    10,000,000        9,998,415
Student Loan Marketing Assn.*...............................  6.23     5/2/00     5,000,000        5,000,000
Student Loan Marketing Assn.*...............................  6.22     5/2/00    25,000,000       24,981,339
Student Loan Marketing Assn.*...............................  6.04     5/2/00     2,500,000        2,495,204
Student Loan Marketing Assn.*...............................  6.43     5/2/00    13,000,000       12,997,604
Student Loan Marketing Assn.*...............................  6.25     5/2/00    15,000,000       15,000,000
Student Loan Marketing Assn.*...............................  6.23     5/2/00     5,000,000        5,000,000
Student Loan Marketing Assn.*...............................  5.93     5/2/00    10,000,000        9,998,648
Student Loan Marketing Assn.*...............................  6.28     5/2/00    20,000,000       19,997,532
Student Loan Marketing Assn.*...............................  6.26     5/2/00    15,000,000       15,000,000
Student Loan Marketing Assn.*...............................  6.38     5/2/00    10,000,000        9,999,675
Student Loan Marketing Assn.*...............................  6.48     5/2/00    10,000,000       10,000,000
Student Loan Marketing Assn.*...............................  6.28     5/2/00    10,000,000       10,009,499
                                                                                              --------------
                                                                                                 160,477,678
                                                                                              --------------
UTILITIES  - 0.3%
Tennessee Valley Authority..................................  6.00    11/1/00     5,000,000        4,991,208
                                                                                              --------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
 (Amortized Cost $327,913,865).............................................................      327,913,865
                                                                                              --------------

------------------------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS  - 64.3%
U.S. TREASURY BILLS  - 52.8%
U.S. Treasury Bills**.......................................  5.23%    5/4/00    25,000,000       24,989,104
U.S. Treasury Bills**.......................................  5.18    5/11/00    50,000,000       49,928,042
U.S. Treasury Bills**.......................................  5.22    5/18/00    65,000,000       64,839,656
U.S. Treasury Bills**.......................................  5.25    5/25/00    40,000,000       39,860,000
U.S. Treasury Bills**.......................................  5.30     6/1/00    60,000,000       59,726,145
U.S. Treasury Bills**.......................................  5.32     6/8/00    50,000,000       49,718,958
U.S. Treasury Bills**.......................................  5.48    6/15/00    10,000,000        9,931,500
U.S. Treasury Bills**.......................................  5.50    6/29/00    15,000,000       14,864,792
U.S. Treasury Bills**.......................................  5.47     7/6/00    25,000,000       24,749,063
U.S. Treasury Bills**.......................................  5.43    7/13/00    25,000,000       24,724,729
U.S. Treasury Bills**.......................................  5.55    7/20/00    25,000,000       24,691,778
U.S. Treasury Bills**.......................................  5.65    7/27/00    25,000,000       24,658,646
U.S. Treasury Bills**.......................................  5.68     8/3/00    35,000,000       34,480,846
U.S. Treasury Bills**.......................................  5.70    8/10/00     5,000,000        4,920,042
U.S. Treasury Bills**.......................................  5.74    8/17/00    25,000,000       24,569,125
U.S. Treasury Bills**.......................................  5.75    8/24/00    35,000,000       34,357,198
U.S. Treasury Bills**.......................................  5.78    8/31/00    25,000,000       24,510,051
U.S. Treasury Bills**.......................................  5.82     9/7/00    70,000,000       68,541,045
U.S. Treasury Bills**.......................................  5.84    9/14/00    75,000,000       73,344,766
U.S. Treasury Bills**.......................................  5.90    9/21/00    10,000,000        9,765,838
U.S. Treasury Bills**.......................................  5.85    9/21/00    20,000,000       19,534,853
U.S. Treasury Bills**.......................................  5.81    9/28/00    12,000,000       11,709,500
U.S. Treasury Bills**.......................................  5.90    10/5/00    30,000,000       29,228,738
U.S. Treasury Bills**.......................................  5.75   10/19/00    25,000,000       24,316,594
U.S. Treasury Bills**.......................................  5.74   10/26/00    50,000,000       48,579,708
                                                                                              --------------
                                                                                                 820,540,717
                                                                                              --------------

                                   Continued

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND            APRIL 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS, CONTINUED

                                                                     MATURITY    PRINCIPAL
                                                              RATE     DATE       AMOUNT      AMORTIZED COST
                                                              ----   --------   -----------   --------------
U.S. TREASURY NOTES  - 11.5%
U.S. Treasury Notes.........................................  6.38%   5/15/00   $40,000,000   $   40,014,795
U.S. Treasury Notes.........................................  6.25    5/31/00    25,000,000       25,017,274
U.S. Treasury Notes.........................................  5.50    5/31/00    25,000,000       25,003,488
U.S. Treasury Notes.........................................  5.38    6/30/00    30,000,000       29,989,422
U.S. Treasury Notes.........................................  6.00    8/15/00    20,000,000       19,995,859
U.S. Treasury Notes.........................................  4.00   10/31/00    40,000,000       39,578,841
                                                                                              --------------
                                                                                                 179,599,679
                                                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $1,000,140,396)............................    1,000,140,396
                                                                                              --------------


------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS  - 14.7%

                                                                                                    COST
                                                                                              --------------
Cantor Fitzgerald, 5.53% due 5/1/00, with a maturity value
 of $47,351,511 (collaterized by $20,875,000 U.S. Treasury
 Note 6.13%, 5/15/07, and $27,516,000 U.S. Treasury Note
 5.38%, 2/15/01, total market value $48,277,134)..............................   47,329,700       47,329,700
Commerzbank, 5.72% due 5/1/00, with a maturity value of
 $49,023,357 (collaterized by $49,856,000 U.S. Treasury Note
 5.38%, 2/15/01, market value $49,980,640)....................................   49,000,000       49,000,000
Societe Generale, 5.69% due 5/1/00, with a maturity value of
 $45,021,338 (collaterized by $44,348,000 U.S. Treasury Note
 6.63%, 5/15/07, market value $45,900,180)....................................   45,000,000       45,000,000
Societe Generale, 5.72% due 5/1/00, with a maturity value of
 $48,022,880 (collaterized by $2,290,000 U.S. Treasury Note
 9.13%, 5/15/18, and $45,550,000 U.S. Treasury Note 4.63%,
 11/30/00, total market value $49,020,025)....................................   48,000,000       48,000,000
Warburg, 5.68% due 5/1/00, with a maturity value of
 $40,018,933 (collaterized by $32,510,000 U.S. Treasury Bond
 12.38%, 5/15/04, market value $40,800,050)...................................   40,000,000       40,000,000
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS (Cost $229,329,700)...............................                   229,329,700
                                                                                              --------------
TOTAL INVESTMENTS (Cost $1,557,383,961)(a)  - 100.1%..........................                 1,557,383,961
LIABILITIES IN EXCESS OF OTHER ASSETS  - (0.1)%...............................                    (1,566,436)
                                                                                              --------------
NET ASSETS  - 100.0%..........................................................                $1,555,817,525
                                                                                              --------------
                                                                                              --------------

---------

(a) Cost for federal income tax and financial reporting purposes is the same.
 * Variable rate investments. The rate presented represents the rate in effect at April 30, 2000. The maturity date presented reflects the next rate change date.
 ** Rate disclosed represents effective yield at April 30, 2000.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value
 (cost $1,328,054,261)............               $1,328,054,261
Repurchase agreements.............                  229,329,700
                                                 --------------
   TOTAL INVESTMENTS..............                1,557,383,961
Cash..............................                          100
Interest receivable...............                    6,209,147
Receivable for capital shares
 issued...........................                        3,000
Prepaid expenses..................                      101,796
                                                 --------------
   TOTAL ASSETS...................                1,563,698,004
LIABILITIES:
Dividends payable.................  $6,957,615
Payable for capital shares
 redeemed.........................         122
Accrued expenses and other
 liabilities:
 Investment management............     270,720
 Administration...................     111,166
 Distributions....................          44
 Shareholder servicing............     446,209
 Accounting.......................       5,324
 Custodian........................      34,418
 Other liabilities................      54,861
                                    ----------
   TOTAL LIABILITIES..............                    7,880,479
                                                 --------------
NET ASSETS........................               $1,555,817,525
                                                 ==============
COMPOSITION OF NET ASSETS:
Capital...........................               $1,555,745,278
Accumulated net realized gains
 from investment transactions.....                       72,247
                                                 --------------
NET ASSETS........................               $1,555,817,525
                                                 ==============
CLASS A (INVESTOR) SHARES
 Net Assets.......................               $  999,804,252
 Shares Outstanding...............                  999,724,366
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          =====
CLASS B SHARES
 Net Assets.......................                      119,138
 Shares Outstanding...............                      119,134
 Net Asset Value, Offering Price
   and Redemption Price per
   share*.........................                        $1.00
                                                          =====
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets.......................                  456,776,227
 Shares Outstanding...............                  456,784,782
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          =====
CLASS Y (ADVISER) SHARES
 Net Assets.......................                   99,117,908
 Shares Outstanding...............                   99,116,996
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                       $ 1.00
                                                         ======

---------------------------------------------------------------
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income...................               $   40,899,119
                                                 --------------
   TOTAL INVESTMENT INCOME........                   40,899,119
EXPENSES:
Investment management.............  $1,467,955
Administration....................     603,132
Distribution:
 Class B Shares...................         444
Shareholder servicing:
 Class A (Investor) Shares........   1,958,231
 Class B Shares...................         147
 Class D (Private Investor)
   Shares.........................     525,490
Accounting........................      27,194
Custodian.........................      68,219
Transfer agent....................      41,304
Other expenses....................     356,441
                                    ----------
   TOTAL EXPENSES.................                    5,048,557
                                                 --------------
NET INVESTMENT INCOME.............                   35,850,562
                                                 --------------
Net realized gains from investment
 transactions.....................                       72,246
                                                 --------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS..................                  $35,922,808
                                                 --------------
                                                 --------------

---------

* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED          FOR THE
                                                                APRIL 30,          PERIOD ENDED
                                                                   2000            OCTOBER 31,
                                                               (UNAUDITED)             1999
                                                              --------------      --------------
INVESTMENT ACTIVITIES:
Operations:
 Net investment income......................................  $  35,850,562       $   55,523,103
 Net realized gains from investment transactions............         72,246              132,150
                                                              --------------      --------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............     35,922,808           55,655,253
                                                              --------------      --------------
DIVIDENDS:
 From net investment income:
   Class A (Investor) Shares................................    (23,601,940)         (43,105,464)
   Class B Shares...........................................         (2,531)              (4,070)
   Class D (Private Investor) Shares (a)....................    (10,445,930)         (10,132,348)
   Class Y (Adviser) Shares.................................     (1,800,161)          (2,281,221)
 In excess of net investment income:
   Class A (Investor) Shares................................             --               (1,373)
   Class D (Private Investor) Shares (a)....................             --                  (24)
   Class Y (Adviser) Shares.................................             --                  (59)
 From net realized gains from investment transactions:
   Class A (Investor) Shares................................        (85,765)             (80,896)
   Class B Shares...........................................            (11)                  (7)
   Class D (Private Investor) Shares (a)....................        (39,757)                  --
   Class Y (Adviser) Shares.................................         (5,161)              (2,248)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (35,981,256)         (55,607,710)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........    118,499,461          347,436,896
                                                              --------------      --------------
CHANGE IN NET ASSETS........................................    118,441,013          347,484,439
NET ASSETS:
 Beginning of period........................................  1,437,376,512        1,089,892,073
                                                              --------------      --------------
 End of period..............................................  $1,555,817,525      $1,437,376,512
                                                              --------------      --------------
                                                              --------------      --------------

---------

(a) The Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                             FOR THE SIX                   ONE MONTH
                             MONTHS ENDED     FOR THE       PERIOD
                              APRIL 30,     YEAR ENDED       ENDED
                                 2000       OCTOBER 31,   OCTOBER 31,
                             (UNAUDITED)       1999          1998
                             ------------   -----------   -----------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................    $   1.00      $   1.00     $     1.00
                               --------      --------     ----------
INVESTMENT ACTIVITIES:
 Net investment income.....       0.024         0.042          0.004
 Net realized gains from
   investment
   transactions............       0.000*        0.000*         0.000*
                               --------      --------     ----------
 Total from investment
   activities..............       0.024         0.042          0.004
                               --------      --------     ----------
DIVIDENDS:
 Net investment income.....      (0.024)       (0.042)        (0.004)
 In excess of net
   investment income.......          --        (0.000)*           --
 Net realized gains from
   investment
   transactions............      (0.000)*      (0.000)*           --
                               --------      --------     ----------
 Total dividends...........      (0.024)       (0.042)        (0.004)
                               --------      --------     ----------
NET ASSET VALUE, END OF
 PERIOD....................    $   1.00      $   1.00     $     1.00
                               --------      --------     ----------
                               --------      --------     ----------
TOTAL RETURN...............        2.43%(a)      4.24%          0.39%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
 (000's)...................    $999,804      $932,874     $1,055,163
Ratio of expenses to
 average net assets........        0.75%(b)      0.66%          0.50%(b)
Ratio of net investment
 income to average net
 assets....................        4.83%(b)      4.16%          4.40%(b)
Ratio of expenses to
 average net assets........        0.75%(b)      0.66%          0.60%(b)(c)


                                        FOR THE YEARS ENDED SEPTEMBER 30,
                             --------------------------------------------------------
                               1998           1997            1996            1995
                             --------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................  $   1.00      $     1.00      $     1.00      $     1.00
                             --------      ----------      ----------      ----------
INVESTMENT ACTIVITIES:
 Net investment income.....     0.048           0.048           0.049           0.052
 Net realized gains from
   investment
   transactions............     0.000*          0.000*             --              --
                             --------      ----------      ----------      ----------
 Total from investment
   activities..............     0.048           0.048           0.049           0.052
                             --------      ----------      ----------      ----------
DIVIDENDS:
 Net investment income.....    (0.048)         (0.048)         (0.049)         (0.052)
 In excess of net
   investment income.......        --              --              --              --
 Net realized gains from
   investment
   transactions............    (0.000)*            --              --              --
                             --------      ----------      ----------      ----------
 Total dividends...........    (0.048)         (0.048)         (0.049)         (0.052)
                             --------      ----------      ----------      ----------
NET ASSET VALUE, END OF
 PERIOD....................  $   1.00      $     1.00      $     1.00      $     1.00
                             --------      ----------      ----------      ----------
                             --------      ----------      ----------      ----------
TOTAL RETURN...............      5.00%           4.89%           4.98%           5.27%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
 (000's)...................  $988,236      $  505,702      $  246,368      $  113,218
Ratio of expenses to
 average net assets........      0.52%           0.59%           0.57%           0.58%
Ratio of net investment
 income to average net
 assets....................      4.89%           4.80%           4.80%           5.17%
Ratio of expenses to
 average net assets........      0.62%(c)        0.71%(c)        0.75%(c)        0.78%(c)

 * Less than $0.0005 per share.
(a) Not annualized.
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS B SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         FOR THE SIX
                                                         MONTHS ENDED        FOR THE         ONE MONTH         FOR THE PERIOD
                                                          APRIL 30,        YEAR ENDED       PERIOD ENDED      FEBRUARY 2, 1998
                                                             2000          OCTOBER 31,      OCTOBER 31,       TO SEPTEMBER 30,
                                                         (UNAUDITED)          1999              1998              1998(a)
                                                         ------------      -----------      ------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $  1.00           $  1.00          $  1.00            $  1.00
                                                           -------           -------          -------            -------
INVESTMENT ACTIVITIES:
 Net investment income.................................      0.021             0.035            0.003              0.002
 Net realized gains from investment transactions.......      0.000*            0.000*           0.000*                --
                                                           -------           -------          -------            -------
 Total from investment activities......................      0.021             0.035            0.003              0.002
                                                           -------           -------          -------            -------
DIVIDENDS:
 Net investment income.................................     (0.021)           (0.035)          (0.003)            (0.002)
 Net realized gains from investment transactions.......     (0.000)*          (0.000)*             --                 --
                                                           -------           -------          -------            -------
 Total dividends.......................................     (0.021)           (0.035)          (0.003)            (0.002)
                                                           -------           -------          -------            -------
NET ASSET VALUE, END OF PERIOD.........................    $  1.00           $  1.00          $  1.00            $  1.00
                                                           -------           -------          -------            -------
                                                           -------           -------          -------            -------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)..............       2.16%(b)          3.54%            0.32%(b)           0.22%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)....................    $   119           $   119          $   113            $   113
Ratio of expenses to average net assets................       1.29%(c)          1.34%            1.25%(c)           1.27%(c)
Ratio of net investment income to average net assets...       4.28%(c)          3.49%            3.65%(c)           4.14%(c)
Ratio of expenses to average net assets................       1.29%(c)          1.34%            1.35%(c)(d)        1.37%(c)(d)

 *  Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE SIX
                                                                   MONTHS ENDED        FOR THE PERIOD
                                                                    APRIL 30,         APRIL 1, 1999 TO
                                                                       2000             OCTOBER 31,
                                                                   (UNAUDITED)            1999(a)
                                                                   ------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $   1.00             $   1.00
                                                                     --------             --------
INVESTMENT ACTIVITIES:
 Net investment income......................................            0.025                0.025
 Net realized gains from investment transactions............            0.000*               0.000*
                                                                     --------             --------
 Total from investment activities...........................            0.025                0.025
                                                                     --------             --------
DIVIDENDS:
 Net investment income......................................           (0.025)              (0.025)
 In excess of net investment income.........................               --               (0.000)*
 Net realized gains from investment transactions............           (0.000)*                 --
                                                                     --------             --------
 Total dividends............................................           (0.025)              (0.025)
                                                                     --------             --------
NET ASSET VALUE, END OF PERIOD..............................         $   1.00             $   1.00
                                                                     --------             --------
                                                                     --------             --------
TOTAL RETURN................................................             2.50%(b)             2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................         $456,776             $465,526
Ratio of expenses to average net assets.....................             0.60%(c)             0.60%(c)
Ratio of net investment income to average net assets........             4.97%(c)             4.26%(c)
Ratio of expenses to average net assets.....................             0.60%(c)             0.60%(c)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                             FOR THE YEARS
                                              FOR THE SIX      FOR THE       ONE MONTH          ENDED          FOR THE PERIOD
                                             MONTHS ENDED    YEAR ENDED    PERIOD ENDED     SEPTEMBER 30,     JULY 31, 1995 TO
                                            APRIL 30, 2000   OCTOBER 31,     OCTOBER 31,  -----------------    SEPTEMBER 30,
                                              (UNAUDITED)        1999          1998        1998      1997         1996(a)
                                            ---------------  ------------  -------------  -------   -------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......      $  1.00        $  1.00        $  1.00     $  1.00   $  1.00       $ 1.00
                                                -------        -------        -------     -------   -------       ------
INVESTMENT ACTIVITIES:
 Net investment income....................        0.026          0.045          0.004       0.058     0.050        0.012
 Net realized gains from investment
   transactions...........................        0.000*         0.000*            --       0.000*    0.000*          --
                                                -------        -------        -------     -------   -------       ------
 Total from investment activities.........        0.026          0.045          0.004       0.058     0.050        0.012
                                                -------        -------        -------     -------   -------       ------
DIVIDENDS:
 Net investment income....................       (0.026)        (0.045)        (0.004)     (0.058)   (0.050)      (0.012)
 In excess of net investment income.......           --         (0.000)*           --          --        --           --
 Net realized gains from investment
   transactions...........................       (0.000)*       (0.000)*           --      (0.000)*      --           --
                                                -------        -------       -------      -------    -------      ------
 Total dividends..........................       (0.026)        (0.045)        (0.004)     (0.058)   (0.050)      (0.012)
                                                -------        -------        -------     -------   -------       ------
NET ASSET VALUE, END OF PERIOD............      $  1.00        $  1.00        $  1.00     $  1.00   $  1.00       $ 1.00
                                                -------        -------        -------     -------   -------       ------
                                                -------        -------        -------     -------   -------       ------
TOTAL RETURN..............................         2.63%(b)       4.57%          0.41%(b)    5.27%     5.15%        1.24%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000's)......      $99,118        $38,858        $34,617     $29,023   $16,180       $1,413
 Ratio of expenses to average net
   assets.................................         0.35%(c)       0.34%          0.25%(c)    0.27%     0.33%        0.43%(c)
 Ratio of net investment income to average
   net assets.............................         5.27%(c)       4.47%          4.65%(c)    5.14%     5.06%        4.90%(c)
 Ratio of expenses to average net
   assets.................................         0.35%(c)       0.34%          0.35%(c)(d) 0.37%(d)  0.45%(d)     0.61%(c)(d)

 *  Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND          APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
 NEW YORK TAX-FREE NOTES AND COMMERCIAL PAPER  - 99.8%

                                                               MOODY'S/S&P          MATURITY   PRINCIPAL     AMORTIZED
                                                                RATINGS     RATE     DATE       AMOUNT         COST
                                                              -----------   ----   --------   ----------   ------------
NEW YORK TAX-FREE MUNICIPAL NOTES  - 10.0%
Buffalo, New York, GO.......................................  MIG1, SP1+    4.65%   7/25/00   $2,000,000   $  2,003,865
Connetquot, New York CSD, GO................................  VMIG1, N/R    3.80    6/29/00    3,000,000      3,002,102
Islip, New York, GO.........................................   N/R, N/R     3.90    7/14/00    2,000,000      2,001,953
New York State Dormitory....................................   Aaa, N/R     7.88     7/1/00    1,000,000      1,027,243
Authority, City University Oyster Bay, New York, GO.........   N/R, N/R     4.50   11/30/00    2,000,000      2,006,157
Pearl River, New York, GO...................................   N/R, N/R     3.75    6/22/00    3,600,000      3,601,724
Puerto Rico Commonwealth....................................  MIG1, SP1+    4.50    7/30/00    4,900,000      4,908,909
Valley Stream, New York, GO.................................   N/R, N/R     4.00    6/30/00    2,000,000      2,001,423
                                                                                                           ------------
                                                                                                             20,553,376
                                                                                                           ------------
NEW YORK TAX-FREE COMMERCIAL PAPER  - 28.6%
Columbia University.........................................   P1, A-1+     4.20     6/2/00    2,000,000      2,000,000
Columbia University.........................................   P1, A-1+     4.00     6/6/00    2,450,000      2,450,000
Columbia University.........................................   P1, A-1+     3.85     6/7/00    3,000,000      3,000,000
Columbia University.........................................   P1, A-1+     4.05    7/12/00    3,055,000      3,055,000
Cornell Univerisity.........................................   P1, A-1+     3.80     5/2/00    4,600,000      4,600,000
Metropolitan Transit Authority..............................   P1, A-1+     3.85     6/9/00    2,500,000      2,500,000
New York City Cultural Trust for the Museum of Natural
 History....................................................   Aaa, AAA     3.70     7/1/00    2,000,000      2,000,000
New York City Municipal Water Authority.....................   P1, A-1+     3.85    5/12/00    6,000,000      6,000,000
New York City Municipal Water Authority.....................   P1, A-1+     3.90    5/12/00    2,000,000      2,000,000
New York City, GO...........................................  VMIG1, A-1+   3.95     6/8/00    4,000,000      4,000,000
New York State Municipal Water Authority....................   P1, A-1+     4.00     6/2/00    3,000,000      3,000,000
New York State Power Authority..............................    P1, A-1     3.80     5/9/00    5,400,000      5,400,000
New York State Power Authority..............................    P1, A-1     3.90     6/1/00    2,100,000      2,100,000
New York State Power Authority..............................    P1, A-1     3.95     6/5/00    4,000,000      4,000,000
New York State, GO..........................................  VMIG1, A-1+   3.85     5/1/00    3,600,000      3,600,000
New York State, GO..........................................    P1, A-1     3.75     5/3/00    4,000,000      4,000,000
New York State, GO..........................................  VMIG1, A-1+   3.75     5/4/00    3,000,000      3,000,000
New York State, GO..........................................  VMIG1, A-1+   3.95     6/6/00    2,100,000      2,100,000
                                                                                                           ------------
                                                                                                             58,805,000
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES*  - 61.2%
Babylon, New York IDA.......................................  VMIG1, A-1+   5.00     5/3/00    2,920,000      2,920,000
Babylon, New York IDA, AMT (LOC Union Bank of Switzerland
 AG)........................................................   N/R, A-1+    6.10     5/1/00    4,900,000      4,900,000
Hempstead, New York IDA Nassau Energy (LOC Toronto Dominion
 Bank)......................................................   N/R, A-1+    5.00     5/3/00    1,000,000      1,000,000
Long Island Power Authority (LOC West Deutsche
 Landesbank)................................................  VMIG1, A-1+   5.00     5/3/00    7,000,000      7,000,000
Nassau County IDA Civic Facility for Cold Spring Harbor
 Labs.......................................................   N/R, A-1+    5.75     5/1/00    2,900,000      2,900,000
Nassau County IDA Civic Facility for Winthrop University
 Hospitals..................................................   N/R, A-1+    5.75     5/1/00    2,000,000      2,000,000
New York City Cultural Trust for the Museum of Natural
 History....................................................  VMIG1, A-1+   5.00     5/3/00    3,600,000      3,600,000
New York City Health & Hospital (LOC Canadian Imperial
 Bank)......................................................  VMIG1, A-1+   5.00     5/3/00    1,900,000      1,900,000
New York City, New York Cultural Trust (LOC West Deutsche
 Landesbank)................................................  VMIG1, A-1+   5.75     5/1/00    1,950,000      1,950,000
New York City, New York Municipal Water Financial Authority
 (FGIC Insured).............................................  VMIG1, A-1+   6.05     5/1/00    4,900,000      4,900,000
New York City, New York Transitional Financial Authority....  VMIG1, A-1+   5.85     5/1/00    4,000,000      4,000,000
New York City, New York, GO (FGIC Insured)..................  VMIG1, A-1+   6.10     5/1/00    2,300,000      2,300,000
New York City, New York, GO (FGIC Insured)..................  VMIG1, A-1+   6.00     5/1/00    1,700,000      1,700,000
New York City, New York, GO (LOC Commerzbank AG)............  VMIG1, A-1+   5.00     5/3/00    8,600,000      8,600,000
New York City, New York, GO (LOC Morgan Guaranty Trust).....  VMIG1, A-1+   6.00     5/1/00    2,250,000      2,250,000
New York City, New York, GO (LOC Morgan Guaranty Trust).....  VMIG1, A-1+   6.00     5/1/00      800,000        800,000
New York City, New York, GO (LOC Morgan Guaranty Trust).....  VMIG1, A-1+   6.00     5/1/00    3,000,000      3,000,000
New York City, New York, GO (LOC Morgan Guaranty Trust).....  VMIG1, A-1+   6.10     5/1/00    2,000,000      2,000,000

                                   Continued

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND          APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
 NEW YORK TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                                              MOODY'S/S&P          MATURITY   PRINCIPAL     AMORTIZED
                                                                RATINGS     RATE     DATE       AMOUNT         COST
                                                              -----------   ----   --------   ----------   ------------
VARIABLE RATE DEMAND NOTES, CONTINUED
New York City, New York, GO (MBIA Insured)..................  VMIG1, N/R    5.85%    5/1/00   $6,700,000   $  6,700,000
New York City, New York, GO (MBIA Insured)..................  VMIG1, A-1c   6.05     5/1/00      800,000        800,000
New York State Dormitory Authority..........................  VMIG1, A-1+   5.75     5/1/00    1,000,000      1,000,000
New York State Dormitory Authority (LOC Chase Manhattan
 Bank)......................................................  VMIG1, A-1+   6.05     5/1/00    3,000,000      3,000,000
New York State Dormitory Authority (LOC Chase Manhattan
 Bank)......................................................  VMIG1, A-1+   4.95     5/3/00    7,300,000      7,300,000
New York State Dormitory Authority, Cornell University......   Aa1, A-1+    3.30     5/4/00    7,000,000      7,000,000
New York State Energy Research & Development Pollution
 Control Revenue for Niagara Mohawk Power Corp. (LOC
 Canadian Imperial Bank)....................................    P1, N/R     5.75     5/1/00    2,500,000      2,500,000
New York State Energy Research & Development Pollution
 Control Revenue for Niagara Mohawk Power Corp. (LOC
 Canadian Imperial Bank)....................................    P1, N/R     6.10     5/1/00    3,700,000      3,700,000
New York State Energy Research & Development Pollution
 Control Revenue for Niagara Mohawk Power Corp., AMT (LOC
 Toronto Dominion Bank).....................................    P1, N/R     6.15     5/1/00    4,500,000      4,500,000
New York State Energy Research & Development Pollution
 Control Revenue for Rochester Gas & Electric (MBIA
 Insured)...................................................  VMIG1, A-1+   5.00     5/3/00    7,800,000      7,800,000
New York State Housing Authority, AMT (LOC Fleet Bank)......  VMIG1, N/R    5.10     5/3/00    5,000,000      5,000,000
New York State Housing Authority, AMT (LOC Fleet Bank)......  VMIG1, N/R    5.00     5/3/00    5,800,000      5,800,000
New York State Housing Financial Agency (LOC Commerzbank
 A.G.)......................................................  VMIG1, A-1+   4.95     5/3/00    1,500,000      1,500,000
New York State Housing Financial Agency, AMT (LOC Chase
 Manhattan Bank)............................................  VMIG1, N/R    5.05     5/3/00    3,000,000      3,000,000
New York State Local Government Assistance..................  VMIG1, A-1    5.00     5/3/00    1,400,000      1,400,000
New York State Local Government Assistance (LOC Canadian
 Imperial Bank).............................................  VMIG1, A-1+   4.95     5/3/00    4,300,000      4,300,000
New York State Medical Care Financial Agency (LOC Chase
 Manhattan Bank)............................................  VMIG1, N/R    4.65     5/2/00      100,000        100,000
Suffolk County, New York Water Authority....................  VMIG1, N/R    5.05     5/3/00    3,000,000      3,000,000
                                                                                                           ------------
                                                                                                            126,120,000
                                                                                                           ------------
TOTAL NEW YORK TAX-FREE AND COMMERCIAL PAPER (Amortized Cost $205,478,376)..............................    205,478,376
                                                                                                           ------------

                                                                                                               NET ASSET
                                                                                                SHARES           VALUE
                                                                                                ------           -----
INVESTMENT COMPANIES  - 0.0%
Provident New York Tax-Free Money Market Fund...............................................    35,650           35,650
                                                                                                           ------------
TOTAL INVESTMENT COMPANIES (Cost $35,650)...................................................                     35,650
                                                                                                           ------------
TOTAL INVESTMENTS (Cost $205,514,026)(a)  - 99.8%...........................................                205,514,026
OTHER ASSETS IN EXCESS OF LIABILITIES  - 0.2%...............................................                    381,318
                                                                                                           ------------
NET ASSETS  - 100.0%........................................................................               $205,895,344
                                                                                                           ------------
                                                                                                           ------------

---------

(a) Cost for federal income tax and financial reporting purposes is the same.

AG   -- Aktiengesellschaft (West German Stock Co.)
AMT  -- Alternative Minimum Tax
CSD  -- Central School District
FGIC -- Financial Guaranty Insurance Corp.
GO   -- General Obligation
IDA  -- Industrial Development Agency
LOC  -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
N/R  -- Not Rated

* Variable rate investments. The rate presented represents the rate in effect at April 30, 2000. The maturity date presented reflects the next rate change date.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND

-------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value
 (cost $205,514,026).................             $205,514,026
Cash.................................                       27
Interest and dividends receivable....                1,134,182
Prepaid expenses.....................                       37
                                                  ------------
   TOTAL ASSETS......................              206,648,272
LIABILITIES:
Dividends payable....................  $590,224
Accrued expenses and other
 liabilities:
 Investment management...............    26,662
 Administration......................    14,594
 Shareholder servicing...............    57,005
 Other liabilities...................    64,443
                                       --------
   TOTAL LIABILITIES.................                  752,928
                                                  ------------
NET ASSETS...........................             $205,895,344
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital..............................             $205,906,896
Accumulated net investment income....                   19,079
Accumulated net realized losses from
 investment transactions.............                  (30,631)
                                                  ------------
NET ASSETS...........................             $205,895,344
                                                  ------------
                                                  ------------
CLASS A (INVESTOR) SHARES
 Net Assets..........................             $129,208,702
 Shares Outstanding..................              129,218,935
 Net Asset Value, Offering Price and
   Redemption Price per share........                    $1.00
                                                  ------------
                                                  ------------
CLASS B SHARES
 Net Assets..........................                       10
 Shares Outstanding..................                       10
 Net Asset Value, Offering Price and
   Redemption Price per share*.......                    $1.00
                                                  ------------
                                                  ------------
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets..........................               56,133,546
 Shares Outstanding..................               56,134,777
 Net Asset Value, Offering Price and
   Redemption Price per share........                    $1.00
                                                  ------------
                                                  ------------
CLASS Y (ADVISER) SHARES
 Net Assets..........................               20,553,086
 Shares Outstanding..................               20,553,174
 Net Asset Value, Offering Price and
   Redemption Price per share........                    $1.00
                                                  ------------
                                                  ------------

--------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income.......................             $ 3,630,791
Dividend income.......................                  18,171
                                                   -----------
   TOTAL INVESTMENT INCOME............               3,648,962
EXPENSES:
Investment management.................  $151,841
Administration........................    83,193
Shareholder servicing:
 Class A (Investor) Shares............   260,127
 Class D (Private Investor) Shares....    71,103
Accounting............................    25,369
Custodian.............................    21,846
Transfer agent........................    25,552
Other expenses........................    48,136
                                        --------
   TOTAL EXPENSES.....................                 687,167
                                                   -----------
NET INVESTMENT INCOME.................               2,961,795
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................             $ 2,961,795
                                                   -----------
                                                   -----------

-------

* Redemption price per share varies by length of time shares are held.

                      See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND

-------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE PERIOD
                                                               APRIL 30,            ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
Operations:
 Net investment income......................................  $ 2,961,795        $  4,152,948
 Net realized gains from investment transactions............           --                  28
                                                              ------------       ------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.............    2,961,795           4,152,976
                                                              ------------       ------------
DIVIDENDS:
 From net investment income:
   Class A (Investor) Shares................................   (1,852,779)         (3,173,395)
   Class D (Private Investor) Shares (a)....................     (856,759)           (538,125)
   Class Y (Adviser) Shares.................................     (252,231)           (441,428)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............   (2,961,769)         (4,152,948)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   40,883,912             660,003
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................   40,883,938             660,031
NET ASSETS:
   Beginning of period......................................  165,011,406         164,351,375
                                                              ------------       ------------
   End of period............................................  $205,895,344       $165,011,406
                                                              ------------       ------------
                                                              ------------       ------------

---------

 (a) The Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                                             FOR THE PERIOD
                                                   FOR THE SIX                                              NOVEMBER 17, 1994
                                                   MONTHS ENDED                                              TO OCTOBER 31,
                                                    APRIL 30,        FOR THE YEARS ENDED OCTOBER 31,             1995(a)
                                                       2000      ----------------------------------------   -----------------
                                                   (UNAUDITED)     1999       1998       1997      1996           1995
                                                   ------------  --------   --------   --------   -------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $   1.00    $   1.00   $   1.00   $   1.00   $  1.00        $  1.00
                                                     --------    --------   --------   --------   -------        -------
INVESTMENT ACTIVITIES:
 Net investment income...........................       0.014       0.023      0.029      0.030     0.030          0.033
 Net realized gains from investment
   transactions..................................          --       0.000*     0.000*     0.000*       --             --
                                                     --------    --------   --------   --------   -------        -------
 Total from investment activities................       0.014       0.023      0.029      0.030     0.030          0.033
                                                     --------    --------   --------   --------   -------        -------
DIVIDENDS:
 Net investment income...........................      (0.014)     (0.023)    (0.029)    (0.030)   (0.030)        (0.033)
 Net realized gains from investment
   transactions..................................          --          --     (0.000)*       --        --             --
                                                     --------    --------   --------   --------   -------        -------
 Total dividends.................................      (0.014)     (0.023)    (0.029)    (0.030)   (0.030)        (0.033)
                                                     --------    --------   --------   --------   -------        -------
NET ASSET VALUE, END OF PERIOD...................    $   1.00    $   1.00   $   1.00   $   1.00   $  1.00        $  1.00
                                                     ========    ========   ========   ========   =======        =======
TOTAL RETURN.....................................        1.45%(b)    2.36%      2.95%      3.01%     3.04%          3.31%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)..............    $129,209    $113,583   $153,592    $123,324   $78,594       $52,652
Ratio of expenses to average net assets..........        0.75%(c)    0.70%      0.58%      0.60%     0.54%          0.41%(c)
Ratio of net investment income to average net
 assets..........................................        2.85%(c)    2.39%      2.90%      2.98%     2.97%          3.45%(c)
Ratio of expenses to average net assets..........        0.75%(c)    0.70%      0.66%(d)   0.72%(d)  0.63%(d)       0.65%(c)(d)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS B SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               FOR THE SIX
                                                               MONTHS ENDED      FOR THE     FOR THE PERIOD
                                                                APRIL 30,      YEAR ENDED    APRIL 29, 1998
                                                                   2000        OCTOBER 31,   TO OCTOBER 31,
                                                              (UNAUDITED)(a)     1999(a)        1998(b)
                                                              --------------   -----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 1.00         $ 1.00          $ 1.00
                                                                  ------         ------          ------
INVESTMENT ACTIVITIES:
 Net investment income......................................          --             --           0.012
 Net realized gains from investment transactions............          --             --           0.000*
                                                                  ------         ------          ------
 Total from investment activities...........................       0.000          0.000           0.012
                                                                  ------         ------          ------
DIVIDENDS:
 Net investment income......................................          --             --          (0.012)
                                                                  ------         ------          ------
 Total dividends............................................       0.000          0.000          (0.012)
                                                                  ------         ------          ------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.00         $ 1.00          $ 1.00
                                                                  ======         ======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        0.00%(c)       0.00%           1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period.................................      $   10         $   10          $   10
Ratio of expenses to average net assets.....................          --             --            1.33%(d)
Ratio of net investment income to average net assets........          --             --            2.15%(d)
Ratio of expenses to average net assets.....................          --             --            1.41%(d)(e)

 * Less than $0.0005 per share.
(a) Class B Shares operated from April 29, 1998 to September 11, 1998. Since September 11, 1998 net assets represent seed money and accordingly no income or expenses have been allocated to the class.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               FOR THE SIX      FOR THE PERIOD
                                                               MONTHS ENDED     APRIL 1, 1999
                                                              APRIL 30, 2000    TO OCTOBER 31,
                                                               (UNAUDITED)         1999(a)
                                                              --------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  1.00          $  1.00
                                                                  -------          -------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.015            0.015
 Net realized gains from investment transactions............           --            0.000*
                                                                  -------          -------
 Total from investment activities...........................        0.015            0.015
                                                                  -------          -------
DIVIDENDS:
 Net investment income......................................      (0.015)          (0.015)
                                                                  -------          -------
 Total dividends............................................      (0.015)          (0.015)
                                                                  -------          -------
NET ASSET VALUE, END OF PERIOD..............................      $  1.00          $  1.00
                                                                  =======          =======
TOTAL RETURN................................................         1.53%(b)         1.50%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................      $56,134          $39,443
Ratio of expenses to average net assets.....................         0.60%(c)         0.63%(c)
Ratio of net investment income to average net assets........         3.01%(c)         2.51%(c)
Ratio of expenses to average net assets.....................         0.60%(c)         0.63%(c)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                    FOR THE SIX
                                                    MONTHS ENDED                                             FOR THE PERIOD
                                                     APRIL 30,          FOR THE YEARS ENDED OCTOBER 31,       JULY 1, 1996
                                                        2000          ----------------------------------      TO OCTOBER 31,
                                                    (UNAUDITED)         1999         1998         1997          1996(a)
                                                    ------------      --------     --------     --------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............   $   1.00        $   1.00     $   1.00     $   1.00        $  1.00
                                                      --------        --------     --------     --------        -------
INVESTMENT ACTIVITIES:
 Net investment income.............................      0.016           0.027        0.031        0.032          0.010
 Net realized gains from investment transactions...         --           0.000*       0.000*       0.000*            --
                                                      --------        --------     --------     --------        -------
 Total from investment activities..................      0.016           0.027        0.031        0.032          0.010
                                                      --------        --------     --------     --------        -------
DIVIDENDS:
 Net investment income.............................     (0.016)         (0.027)      (0.031)      (0.032)        (0.010)
 Net realized gains from investment transactions...         --              --       (0.000)*         --             --
                                                      --------        --------     --------     --------        -------
 Total dividends...................................     (0.016)         (0.027)      (0.031)      (0.032)        (0.010)
                                                      --------        --------     --------     --------        -------
NET ASSET VALUE, END OF PERIOD.....................   $   1.00        $   1.00     $   1.00     $   1.00        $  1.00
                                                      --------        --------     --------     --------        -------
                                                      --------        --------     --------     --------        -------
TOTAL RETURN.......................................       1.65%(b)        2.70%        3.21%        3.27%          1.03%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)................   $ 20,553        $ 11,986     $ 10,759     $  8,674        $ 3,714
Ratio of expenses to average net assets............       0.35%(c)        0.38%        0.33%        0.35%          0.35%(c)
Ratio of net investment income to average net
 assets............................................       3.26%(c)        2.71%        3.15%        3.23%          3.12%(c)
Ratio of expenses to average net assets............       0.35%(c)        0.38%        0.41%(d)     0.47%(d)       0.45%(c)(d)

 * Less than $0.0005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

1.  ORGANIZATION

     Republic Money Market Fund (the 'Money Market Fund'), Republic U.S. Government Money Market Fund (the 'U.S. Government Money Market Fund') and Republic New York Tax-Free Money Market Fund (the 'New York Tax-Free Money Market Fund') (individually a 'Fund,' collectively the 'Funds') are separate series of Republic Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987. The Trust is part of the Republic Family of Funds. Financial statements for all other series of the Republic Family of Funds are published separately. The Trust is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end, management investment company.

     The Funds are authorized to issue five classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares and Class Y (Adviser) Shares. For Class C Shares, as of April 30, 2000 no public shares were outstanding, therefore no operations are shown. For the Money Market Fund, as of April 30, 2000 no Class B Shares were outstanding, therefore no operations are shown. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

   SECURITIES VALUATION:

     Investments of the Funds are valued at amortized cost, which approximates market value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

   EXPENSE ALLOCATION:

     Expenses directly attributable to a Fund or class are charged to that Fund or class; other expenses are allocated proportionately to each Fund within the Republic Family of Funds in relation to the net assets of each Fund. Expenses are allocated to each class on a pro-rata basis.

   DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized capital gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification. For the six months ended April 30, 2000, no reclassifications have been made.

   REPURCHASE AGREEMENTS:

     The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, either physically or in book entry form.

                                   Continued

REPUBLIC FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

   FEDERAL INCOME TAXES:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.  RELATED PARTY TRANSACTIONS:

   INVESTMENT MANAGEMENT:

     HSBC Bank USA ('HSBC' or the 'Manager'), a wholly owned subsidiary of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation), a registered bank holding company, acts as Investment Manager to the Funds. For its services as Investment Manager, HSBC receives a fee, accrued daily and paid monthly, based on the following schedule:

                                                                       INVESTMENT MANAGEMENT FEES
                                                                    ---------------------------------
                                                                    ANNUAL FEES AS
                                                                    A PERCENTAGE OF
                                                                     AVERAGE DAILY    FEE VOLUNTARILY
                                                                      NET ASSETS          REDUCED
                                                                      ----------          -------
      Money Market Fund...........................................       0.20%             $434
      U.S. Government Money Market Fund...........................       0.20%               --
      New York Tax-Free Money Market Fund.........................       0.15%               --

   ADMINISTRATION:

     BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

                                                                    ADMINISTRATION
      BASED ON AVERAGE DAILY NET ASSETS                                FEE RATE
      ---------------------------------                                --------
      Up to $1 billion............................................       0.10%
      In excess of $1 billion but not exceeding $2 billion........       0.08%
      In excess of $2 billion.....................................       0.07%

     The fees paid by the Republic Family of Funds are allocated to each Fund based upon its pro-rata share of their net assets. The fee breakpoints are determined on the basis of the aggregate average daily net assets of the Republic Family of Funds for which BISYS Ohio serves as Administrator.

   DISTRIBUTION PLAN:

     BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Trust as the distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares of the Fund, respectively, for amounts representing actual expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares.

     For the six months ended April 30, 2000, no distribution fees were charged except U.S. Government Money Market Fund, Class B Shares.

   SHAREHOLDER SERVICING PLANS:

     The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 1.00%, 1.00%, 1.00% and 0.25% per annum of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectively.

   FUND ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN:

     BISYS Ohio provided fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the Funds. For services to the Funds, BISYS Ohio and HSBC receive an annual per fund fee accrued daily and paid monthly.

                                   Continued

REPUBLIC FUNDS
                                    NOTES TO FINANCIAL STATEMENTS
                                               APRIL 30, 2000

4.  CAPITAL SHARE TRANSACTIONS:

     The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. All capital share transactions have been affected at a value of $1.00 per share. Transactions in dollars and shares of beneficial interest for the six months ended April 30, 2000:

                                                                     U.S. GOVERNMENT                    N.Y. TAX-FREE
                                     MONEY MARKET FUND              MONEY MARKET FUND                 MONEY MARKET FUND
                               ---------------------------   -------------------------------   -------------------------------
                                  FOR THE                       FOR THE                            FOR THE
                                SIX MONTHS       FOR THE      SIX MONTHS         FOR THE         SIX MONTHS         FOR THE
                                   ENDED         PERIOD          ENDED           PERIOD             ENDED           PERIOD
                                 APRIL 30,        ENDED        APRIL 30,          ENDED           APRIL 30,          ENDED
                                   2000        OCTOBER 31,       2000          OCTOBER 31,          2000          OCTOBER 31,
                                (UNAUDITED)       1999        (UNAUDITED)         1999           (UNAUDITED)         1999
                                -----------       ----        -----------         ----           -----------         ----
CAPITAL TRANSACTIONS:
CLASS A (INVESTOR) SHARES (a):
 Proceeds from shares
   issued....................  $ 414,417,073  $ 486,435,538  $ 592,966,312   $ 1,233,797,888   $   135,183,838   $ 346,775,888
 Dividends reinvested........      7,802,331      5,235,795     22,640,947        42,303,365         1,773,567       3,078,322
 Cost of shares redeemed.....   (204,085,109)  (264,888,396)  (548,639,937)   (1,398,425,548)     (121,331,957)   (389,862,797)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Class A (Investor) Shares
 capital transactions........    218,134,295    226,782,937     66,967,322      (122,324,295)       15,625,448     (40,008,587)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
CLASS B SHARES:
 Proceeds from shares
   issued....................             --             --             --             5,700                --              --
 Dividends reinvested........             --             --            290               384                --              --
 Cost of shares redeemed.....             --             --             --                --                --              --
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Class B capital
 transactions................             --             --            290             6,084                --              --
                               -------------  -------------  -------------   ---------------   ---------------   -------------
CLASS D (PRIVATE INVESTOR) SHARES (b):
 Proceeds from shares
   issued....................    176,471,515    118,010,668    969,123,992       976,577,861       112,519,536     184,775,978
 Dividends reinvested........      1,830,168      1,085,432      8,548,252         7,146,969           436,447         354,232
 Cost of shares redeemed.....   (105,342,905)   (72,232,643)  (986,403,637)     (518,208,655)      (96,264,561)   (145,686,856)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Class D (Private Investor)
 Shares capital
 transactions................     72,958,778     46,863,457     (8,731,393)      465,516,175        16,691,422      39,443,354
                               -------------  -------------  -------------   ---------------   ---------------   -------------
CLASS Y (ADVISER) SHARES (c):
 Proceeds from shares
   issued....................    462,121,687    609,954,236    314,176,888       474,145,246        64,471,237     166,565,291
 Dividends reinvested........      1,993,133      4,270,991        568,187           577,952            76,802         158,384
 Cost of shares redeemed.....   (435,858,342)  (540,553,689)  (254,481,833)     (470,484,266)      (55,980,997)   (165,498,439)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Class Y (Adviser) Shares
 capital transactions........     28,256,478     73,671,538     60,263,242         4,238,932         8,567,042       1,225,236
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Change in net assets from
 capital transactions........  $ 319,349,551  $ 347,317,932  $ 118,499,461   $   347,436,896   $    40,883,912   $     660,003
                               -------------  -------------  -------------   ---------------   ---------------   -------------
                               -------------  -------------  -------------   ---------------   ---------------   -------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES (a):
 Issued......................    414,417,073    486,435,538    592,966,312     1,233,797,888       135,183,838     346,775,888
 Reinvested..................      7,802,331      5,235,795     22,640,947        42,303,365         1,773,567       3,078,322
 Redeemed....................   (204,085,109)  (264,888,396)  (548,639,937)   (1,398,425,548)     (121,331,957)   (389,862,797)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Change in Class A (Investor)
 Shares......................    218,134,295    226,782,937     66,967,322      (122,324,295)       15,625,448     (40,008,587)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
CLASS B SHARES:
 Issued......................             --             --             --             5,700                --              --
 Reinvested..................             --             --            290               384                --              --
 Redeemed....................             --             --             --                --                --              --
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Change in Class B Shares.....             --             --            290             6,084                --              --
                               -------------  -------------  -------------   ---------------   ---------------   -------------
CLASS D (PRIVATE INVESTOR) SHARES (b):
 Issued......................    176,471,515    118,010,668    969,123,992       976,577,861       112,519,536     184,775,978
 Reinvested..................      1,830,168      1,085,432      8,548,252         7,146,969           436,447         354,232
 Redeemed....................   (105,342,905)   (72,232,643)  (986,403,637)     (518,208,655)      (96,264,561)   (145,686,856)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Change in Class D (Private
 Investor) Shares............     72,958,778     46,863,457     (8,731,393)      465,516,175        16,691,422      39,443,354
                               -------------  -------------  -------------   ---------------   ---------------   -------------
CLASS Y (ADVISER) SHARES (c):
 Issued......................    462,121,687    609,954,236    314,176,888       474,145,246        64,471,237     166,565,291
 Reinvested..................      1,993,133      4,270,991        568,187           577,952            76,802         158,384
 Redeemed....................   (435,858,342)  (540,553,689)  (254,481,833)     (470,484,266)      (55,980,997)   (165,498,439)
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Change in Class Y (Adviser)
 Shares......................     28,256,478     73,671,538     60,263,242         4,238,932         8,567,042       1,225,236
                               -------------  -------------  -------------   ---------------   ---------------   -------------
Change in shares from share
 transactions................    319,349,551    347,317,932    118,499,461      347,436,896         40,883,912         660,003
                               -------------  -------------  -------------  ---------------    ---------------   -------------
                               -------------  -------------  -------------  ---------------    ---------------   -------------

---------

(a) The Money Market Fund commenced offering Class A (Investor) Shares on November 13, 1998.
(b) The Money Market Fund commenced offering Class D (Private Investor) Shares on April 1, 1999.
(c) The Money Market Fund commenced offering Class Y (Adviser) Shares on November 12, 1998.

                                   Continued

REPUBLIC FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

5.  CONCENTRATION OF CREDIT RISK:

     The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Republic Family of funds:

INVESTMENT ADVISER
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA and Republic Financial
  Services Corporation Clients:
  HSBC Bank USA
  452 Fifth Avenue
  New York, NY 10018
  1-888-525-5757

  For All Other Shareholders:
  Republic Funds
  P.O. Box 18245
  Columbus, OH 43218-2845
  1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Suite 1600
Columbus, OH 43215

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

The Republic Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Republic Funds, which you should read carefully before you invest or send money.
                                                                           06/00


                          STATEMENT OF DIFFERENCES
                          ------------------------

 The dagger symbol shall be expressed as................................ 'D'